Basis of preparation (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) market	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2025 EUR (€) market
Disclosure of classes of share capital [line items]
Number of markets | market	28					28
Current net defined benefit liability	$ 3,519,608
Net loss	(2,357,231)	$ (2,049,897)	[1]	$ (1,181,875)	[1]
Cash used for operating activities	(914,989)	(991,209)	[2]	(1,893,841)	[2]
Cash used for investing activities	(520,678)	(412,562)	[2]	(417,619)	[2]
Principal carrying value in TUSD8	6,359,905	4,938,901		3,453,279
Equity issuance	199,671
June 2025 Offering
Disclosure of classes of share capital [line items]
Equity issuance	200,000
Term Loan Facility
Disclosure of classes of share capital [line items]
Principal carrying value in TUSD8	600,000
Term Loan Facility, Committed
Disclosure of classes of share capital [line items]
Principal carrying value in TUSD8	300,000
Term Loan Facility, Uncommitted
Disclosure of classes of share capital [line items]
Principal carrying value in TUSD8	300,000
Club Loan
Disclosure of classes of share capital [line items]
Principal carrying value in TUSD8	998,840	$ 933,175		$ 0
Club Loan | Minimum | Non Current Liabilities
Disclosure of classes of share capital [line items]
Debt instruments held | €						€ 400.0
Club Loan | Maximum | Non Current Liabilities
Disclosure of classes of share capital [line items]
Debt instruments held	$ 5,500,000

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).